Investor Select Class | U.S. Government Portfolio
Summary of the Investor Select Shares of the U.S. Government Portfolio
Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class U.S. Government Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class U.S. Government Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)		0.14%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.86%
Fee Waivers	[1]	0.11%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement. Although not reflected in the fee waivers in the table above, the Manager and its affiliates have also contractually agreed to waive fees and/or reimburse expenses, until at least the date of the Portfolio's 2015 annual update to its registration statement, in order to maintain a minimum yield of 0.02% for the Investor Select Shares so long as their gross yields are greater than 0.22%.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class U.S. Government Portfolio Investor Select Shares	77	263	466	1,051

Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Principal Risks

  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.

  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

  In June 2013, the Securities and Exchange Commission (“SEC”) proposed reforms to money market fund regulations, which, if adopted, may affect the Portfolio’s operations and/or return potential.

  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.

Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares as the Investor Select Shares have not been in existence for a full calendar year. Performance history for the Investor Select Shares will be provided in the bar chart and table once the Investor Select Shares have been in existence for a full calendar year. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Government Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2014, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2013
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class U.S. Government Portfolio Retail Shares	0.01%	0.01%	0.81%	Dec. 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus as the Investor Select Shares have not been in existence for a full calendar year. Performance history for the Investor Select Shares will be provided in the table once the Investor Select Shares have been in existence for a full calendar year. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the classes are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.